Company Premises and Equipment (Details) $ in Thousands			12 Months Ended
	Aug. 08, 2017	Jun. 01, 2016	Dec. 31, 2017 USD ($) renewal	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Total premises and equipment			$ 11,174	$ 9,026
Less: accumulated depreciation and amortization			(4,149)	(3,829)
Premises and equipment, net			7,025	5,197
Depreciation and amortization expense			320	269	$ 251
Future minimum rental payments under operating leases [Abstract]
2018			309
2019			319
2020			320
2021			326
2022			290
Thereafter			700
Total minimum lease payments			2,264
Rent expense			$ 259	220	$ 214
Northfield Lease
Property, Plant and Equipment [Line Items]
Lease term			5 years
Number of 5-years renewal option | renewal			1
Philadelphia Lease
Property, Plant and Equipment [Line Items]
Lease term			10 years
Collingswood Land Lease
Property, Plant and Equipment [Line Items]
Lease term			99 years
Remaining lease term			88 years
Arch Street Branch Lease
Property, Plant and Equipment [Line Items]
Lease term		10 years
Commercial Loan Office Lease
Property, Plant and Equipment [Line Items]
Lease term	2 years
Land
Property, Plant and Equipment [Line Items]
Total premises and equipment			$ 1,044	820
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives			17 years
Total premises and equipment			$ 6,948	5,352
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives			6 years
Total premises and equipment			$ 3,182	$ 2,854